Condensed Statement of Operations and Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues	$ 64,609	$ 99,256	$ 120,668
Operating expenses:
General and administrative (including share-based compensation expenses $633, $382 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	8,637	6,880	5,896
Selling and marketing (including share-based compensation expenses $220, $133 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	1,331	9,265	2,535
Research and development (including share-based compensation expenses $393, $238 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	8,084	7,174	8,285
Total operating expenses	18,052	26,229	21,583
Loss from operations	(11,311)	(15,603)	(2,694)
Change in fair value of the Put Option	210	210	150
Loss before income taxes	(12,101)	(14,630)	(825)
Income taxes	996	438	2,146
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(12,805)	(13,431)	(2,470)
Foreign currency translation adjustment	(13,695)	(8,614)	9,892
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited:	(25,295)	(21,204)	6,549
Parent Company
Net revenues	0	0	0
Operating expenses:
General and administrative (including share-based compensation expenses $633, $382 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	85	(420)	(671)
Selling and marketing (including share-based compensation expenses $220, $133 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)		(133)	(220)
Research and development (including share-based compensation expenses $393, $238 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)		(238)	(393)
Total operating expenses	85	(791)	(1,284)
Other operating income	0	0	0
Loss from operations	85	(791)	(1,284)
Equity in loss of subsidiaries	(12,680)	(12,430)	(1,036)
Change in fair value of the Put Option	(210)	(210)	(150)
Loss before income taxes	(12,805)	(13,431)	(2,470)
Income taxes	0	0	0
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(12,805)	(13,431)	(2,470)
Other comprehensive income, net of tax	0	0	0
Foreign currency translation adjustment	(12,490)	(7,773)	9,019
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited:	$ (25,295)	$ (21,204)	$ 6,549